Acquisitions - Heavy construction fleet and related assets (Details) $ in Thousands		12 Months Ended
	Nov. 23, 2018 CAD ($) installment	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Schedule of Asset Acquisition [Line Items]
Payments for asset acquisitions		$ 0	$ 151,180
Acquisition Of Aecon Construction Group Inc.'s Heavy Construction Equipment Fleet And Related Assets
Schedule of Asset Acquisition [Line Items]
Payments for asset acquisitions	$ 198,000
Initial payment	150,800
Capital leases and equipment related promissory notes	$ 12,600
Number of installment payments | installment	3
Transaction costs	$ 400